Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 1,533.5	$ 1,317.7
Additions	78.6	277.9
Disposals	(68.0)	(8.3)
Exchange differences	(2.1)	(53.8)
Cost, Ending balance	1,542.0	1,533.5	$ 1,317.7
Accumulated depreciation, Beginning balance	(653.4)	(614.9)
Charge for the year	(76.3)	(70.2)	(61.3)
Disposals	51.6	7.1
Exchange differences	3.1	24.6
Accumulated depreciation, Ending balance	(675.0)	(653.4)	(614.9)
Net book amount	867.0	880.1
Land [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	70.2	28.7
Additions		41.5
Exchange differences	(0.1)
Cost, Ending balance	70.1	70.2	28.7
Net book amount	70.1	70.2
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	239.8	212.5
Additions	27.0	30.2
Disposals	(0.7)	(1.7)
Exchange differences	(0.1)	(1.2)
Cost, Ending balance	266.0	239.8	212.5
Accumulated depreciation, Beginning balance	(88.2)	(80.9)
Charge for the year	(10.7)	(9.3)
Disposals	0.5	0.8
Exchange differences	0.2	1.2
Accumulated depreciation, Ending balance	(98.2)	(88.2)	(80.9)
Net book amount	167.8	151.6
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	974.6	961.1
Additions	155.5	72.7
Disposals	(65.8)	(6.6)
Exchange differences	(1.9)	(52.6)
Cost, Ending balance	1,062.4	974.6	961.1
Accumulated depreciation, Beginning balance	(565.2)	(534.0)
Charge for the year	(65.6)	(60.9)
Disposals	51.1	6.3
Exchange differences	2.9	23.4
Accumulated depreciation, Ending balance	(576.8)	(565.2)	(534.0)
Net book amount	485.6	409.4
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	248.9	115.4
Additions	(103.9)	133.5
Disposals	(1.5)
Cost, Ending balance	143.5	248.9	$ 115.4
Net book amount	$ 143.5	$ 248.9